Average Annual Total Returns			12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended	177 Months Ended	180 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index(1)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		1788.00%	1442.00%		1482.00%		1405.00%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1591.00%	1133.00%		1053.00%		1077.00%
Union Street Partners Value Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares
Average Annual Return, Percent			12.72%	10.52%		10.29%		9.73%
Performance Inception Date		Dec. 29, 2010
Union Street Partners Value Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.58%	10.19%		9.86%		9.30%
Union Street Partners Value Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.52%	8.21%		8.29%		8.04%
Union Street Partners Value Fund Class A Shares | Class A Shares – with maximum load of 5.75%
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares– with maximum load of 5.75%
Average Annual Return, Percent			7.07%	9.22%		9.64%		9.30%
Union Street Partners Value Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares
Average Annual Return, Percent			11.73%	9.71%		9.48%	8.95%
Performance Inception Date		Apr. 14, 2011
Union Street Partners Value Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Advisor Class Shares
Average Annual Return, Percent			12.97%	10.84%	10.63%
Performance Inception Date		Apr. 27, 2016

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 1000® Value Index, the Fund’s previous broad-based securities market index.